SCHEDULE OF OTHER CURRENT ASSETS (Details) (USD $)	9 Months Ended
Sep. 30, 2012
Other Current Assets Schedule Of Other Current Assets 1	$ 1,493,970
Other Current Assets Schedule Of Other Current Assets 2	2,376,867
Other Current Assets Schedule Of Other Current Assets 3	81,662
Other Current Assets Schedule Of Other Current Assets 4	0
Other Current Assets Schedule Of Other Current Assets 5	1,575,632
Other Current Assets Schedule Of Other Current Assets 6	$ 2,376,867